Note 22 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
2 2 .	Employee Benefit Plan

We maintain an employee benefit plan under Section
401
(k) of the Internal Revenue Code. The plan allows employees to make contributions and we may,
but are
not
obligated to, match a portion of the employee
’s contribution with our common stock, up to a defined maximum. We also pay certain expenses related to maintaining the plan. We recorded expenses related to our
401
(k) plan of
$47,000,
$73,000
and
$83,000
during
2016,
2015
and
2014,
respectively.